DEI Document	Dec. 08, 2020
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 08, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37848
Entity Tax Identification Number	98-0664337
Entity Address, Address Line One	2035 Maywill Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
City Area Code	804
Local Phone Number	289-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K filed by Kinsale Capital Group, Inc. (the “Company”) on December 10, 2020, regarding the election of Teresa P. Chia and Robert V. Hatcher, III to the Board of Directors of the Company (the “Board”). At the time of Ms. Chia’s and Mr. Hatcher’s election to the Board, effective January 1, 2021, neither were appointed to serve on any of the Board’s committees. This amendment reports Ms. Chia’s and Mr. Hatcher’s Board committee assignments.
Entity Registrant Name	KINSALE CAPITAL GROUP, INC.
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	KNSL
Security Exchange Name	NASDAQ
Entity Central Index Key	0001669162